Earnings per Share (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Supplemental EPS [Member]	Dec. 31, 2013 Pro Forma [Member]	Dec. 31, 2013 Supplemental Pro Forma [Member]
Calculation of Pro Forma Earnings Per Share

The following sets forth the calculation of earnings (loss) per share, or EPS, for the periods indicated (in thousands, except per share amounts):

For the Nine Months Ended September 30,
2014
Numerator:
Net income (loss) available to common stockholders	$(951,801)

Denominator:
Weighted average common shares outstanding	192,500
Restricted common shares(1)	—

Weighted average common and common equivalent shares outstanding	192,500

Basic EPS	$(4.94)

Diluted EPS	$(4.94)

(1)	The treasury stock method is applied to determine the dilutive effect of the unvested restricted common shares. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the nine months ending September 30, 2014. There were 206,956 incremental shares excluded from the computation of diluted EPS for the nine months ending September 30, 2014.

The following sets forth the calculation of our supplemental EPS, for the periods indicated (in thousands, except per share amounts):

For the Nine Months Ended September 30,
2014
Numerator:
Net income (loss) attributable to Memorial Resource Development Corp.	$(930,071)

Denominator:
Weighted average common shares outstanding	192,500
Restricted common shares(1)	—

Weighted average common and common equivalent shares outstanding	192,500

Basic EPS	$(4.83)

Diluted EPS	$(4.83)

(1)	The treasury stock method is applied to determine the dilutive effect of the unvested restricted common shares. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the nine months ending September 30, 2014. There were 206,956 incremental shares excluded from the computation of diluted EPS for the nine months ending September 30, 2014.

The following sets forth the calculation of pro forma EPS for the periods indicated (in thousands, except per share amounts):

	For the Year Ended December 31,
	2013	2012
Numerator:
Pro forma net income (loss)	$97,797	$17,512
Noncontrolling interest in pro forma net (income) loss, net of tax	(31,861)	1,745
Previous owners interest in pro forma net (income) loss, net of tax	(6,899)	(24,111)

Pro forma net income (loss) available to common shareholders	$59,037	$(4,854)

Denominator:
Common shares outstanding immediately following the Offering(1)	193,676	193,676

Basic EPS	$0.31	$(0.03)

Diluted EPS	$0.30	$(0.03)

(1)	Includes dilutive effect of 1,176 restricted common shares.

The following sets forth the calculation of our supplemental pro forma EPS, for the periods indicated (in thousands, except per share amounts):

	For the Year Ended December 31,
	2013	2012
Numerator:
Pro forma net income (loss)	$97,797	$17,512
Noncontrolling interest in pro forma net (income) loss, net of tax	(31,861)	1,745

Pro forma net income (loss) available to common shareholders	$65,936	$19,257

Denominator:
Common shares outstanding immediately following the Offering(1)	193,676	193,676

Basic and diluted EPS	$0.34	$0.10

(1)	Includes dilutive effect of 1,176 restricted common shares.